Touchstone Dynamic Large Cap Growth Fund Investment Objectives and Goals - Touchstone Dynamic Large Cap Growth Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Dynamic Large Cap Growth Fund (formerly, Touchstone Growth Opportunities Fund) Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Dynamic Large Cap Growth Fund (formerly, Touchstone Growth Opportunities Fund) (the “Fund”) seeks long-term growth of capital.